DLT [Member] Performance Management - DLT		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
INSTITUTIONAL
Prospectus [Line Items]
Money Market Seven Day Yield		3.62%
TREASURY TRUST FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The DLT Shares of Treasury Trust Fund commenced operations on June 27, 2025 and, as a result, do not have a full calendar year of performance history. As a result, the chart, the table and the seven‑day yield shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s DLT Shares would be substantially similar to Institutional Shares because DLT Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that DLT Shares and Institutional Shares have different expenses. The actual returns of DLT Shares would have been approximately the same as those of Institutional Shares because DLT Shares have the same expenses as Institutional Shares.
The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	The DLT Shares of Treasury Trust Fund commenced operations on June 27, 2025 and, as a result, do not have a full calendar year of performance history.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The DLT Shares of Treasury Trust Fund commenced operations on June 27, 2025 and, as a result, do not have a full calendar year of performance history. As a result, the chart, the table and the seven‑day yield shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus.
Bar Chart [Heading]	Institutional Shares ANNUAL TOTAL RETURNS Treasury Trust Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2021).

Performance Table Heading	For the periods ended 12/31/25 Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441‑7450
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441‑7450
TREASURY TRUST FUND | INSTITUTIONAL
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021